Performance Management	Oct. 05, 2026
Tema Actuator ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema CPU ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Analog Semiconductor ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema MLCC ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Physical AI ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Semicap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Semiconductor Manufacturing ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com
Tema Semiconductor Substrates ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at http://www.temaetfs.com.

Performance One Year or Less [Text]	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	http://www.temaetfs.com